Related party transactions (Tables)	12 Months Ended
Jun. 30, 2022
Related party transactions
Schedule of company's senior management
Name	Date of Birth	Position	Current position since
Eduardo S. Elsztain	01/26/1960	General Manager	1991
Arnaldo Jawerbaum	08/13/1966	Operating Manager	2022
Jorge Cruces	11/07/1966	Investment Manager	2020
Matías I. Gaivironsky	02/23/1976	Administrative and Financial Manager	2011

Schedule of balances with related parties
Item	June 30, 2022	June 30, 2021
Trade and other receivables	4,382	4,888
Investments in financial assets	2,834	2,583
Borrowings	(166)	(1,479)
Lease liabilities	-	(10)
Trade and other payables	(1,114)	(740)
Total	5,936	5,242

Schedule of results with related parties
Related party	June 30, 2022	June 30, 2021	Description of transaction	Item
New Lipstick LLC	30	38	Reimbursement of expenses receivable	Trade and other receivable
Condor	-	902	Public companies securities	Trade and other receivable
	-	469	Loans granted	Trade and other receivable
	-	8	Others	Trade and other receivable
	-	79	Others	Investment in financial assets
Comparaencasa Ltd.	273	-	Other investments	Investments in financial assets
	(41)	-	Others	Trade and other payables
Galerias Pacifico	703	214	Others	Trade and other receivable
Lipstick Management LLC	-	(262)	Loans obtained	Borrowings
Metropolitan 885 Third Av. LLC (1)	-	(774)	Loans obtained	Borrowings
La Rural S.A.	246	120	Loans granted	Trade and other receivable
	204	335	Dividends	Trade and other receivable
	(5)	-	Others	Trade and other payables
	4	-	Others	Trade and other receivable
	-	(21)	Leases and/or rights of use payable	Trade and other payables
Other associates and joint ventures	1	3	Reimbursement of expenses receivable	Trade and other receivable
	(61)	(60)	Loans obtained	Borrowings
	7	10	Leases and/or rights of use receivable	Trade and other receivable
	-	(3)	Unpaid contributions	Trade and other payables
	19	10	Management Fee	Trade and other receivable
	(63)	(172)	NCN	Borrowings
	(42)	(120)	Others	Trade and other payables
	50	40	Others	Trade and other receivable
	1	2	Share based payments	Trade and other payables
	-	(10)	Lease liabilities	Lease liabilities
	-	11	Loans granted	Trade and other receivable
Total associates and joint ventures	1,326	819
Cresud	5	21	Reimbursement of expenses receivable	Trade and other receivable
	(416)	(146)	Corporate services receivable	Trade and other payables
	2,561	2,504	NCN	Investment in financial assets
	(205)	(236)	Others	Trade and other payables
	(3)	(5)	Share based payments	Trade and other payables
Total parent company	1,942	2,138
Futuros y Opciones S.A.	-	(156)	Loans obtained	Borrowings
	2	5	Others	Trade and other receivable
Helmir S.A.	(42)	(52)	NCN	Borrowings
Total subsidiaries of parent company	(40)	(203)
Directors	(364)	(207)	Fees for services received	Trade and other payables
	603	8	Advances	Trade and other receivable
Yad Levim LTD (2)	2,209	2,638	Loans granted	Trade and other receivable
Others (3)	(13)	(2)	Leases and/or rights of use receivable	Trade and other payables
	-	(3)	Loans obtained	Borrowings
	274	25	Others	Trade and other receivable
	(14)	-	Others	Trade and other payables
	(12)	(2)	Management Fee	Trade and other payables
	25	31	Reimbursement of expenses receivable	Trade and other receivable
Total directors and others	2,708	2,488
Total at the end of the year	5,936	5,242
Related party	June 30, 2022	June 30, 2021	June 30, 2020		Description of transaction
BACS	58	128	126		Financial operations
Metropolitan 885 Third Av. LLC (1)	31	25	(11)		Financial operations
BHN Vida S.A	25	25	25		Leases and/or rights of use
BHN Seguros Generales S.A.	24	10	25		Leases and/or rights of use
Lipstick Management LLC	20	14	(36)		Financial operations
Comparaencasa Ltd.	192	-	-		Financial operations
La Rural S.A.	-	(25)	-		Leases and/or rights of use
Condor	27	418	-		Financial operations
Otras asociadas y negocios conjuntos	136	19		82	Financial operations
	(14)	(13)	23		Leases and/or rights of use
	31	-	(323)		Corporate services
Total associates and joint ventures	530	601	(89)
Cresud	61	59	48		Leases and/or rights of use
	(1,139)	(1,169)	(1,154)		Corporate services
	(25)	540	551		Financial operations
Total parent company	(1,103)	(570)	(555)
Helmir	1	157	-		Financial operations
Total subsidiaries of parent company	1	157	-
Directors	(1,316)	(1,386)	(1,005)		Fees and remunerations
Senior Management	(77)	(72)	(74)		Fees and remunerations
Yad Leviim LTD	113	-	-		Corporate services
Otras (2)	6	-	-		Corporate services
	10	(26)	-		Leases and/or rights of use
	17	(3)	-		Financial operations
	(63)	(87)	-		Donations
	(15)	-	(57)		Fees and remuneration
	(49)	(49)	(72)		Legal services
Total others	(1,374)	(1,623)	(1,208)
Total at the end of the year	(1,946)	(1,435)	(1,852)

Schedule of transactions with related parties
Related party	June 30, 2022	June 30, 2021	Description of the operation
Cresud	-	289	Dividends granted
Total dividends distribution	-	289
Quality	41	(49)	Capital contributions
Condor	865	-	Exchange of shares
Puerto Retiro	-	(20)	Capital contributions
Comparaencasa	129	-	Capital contributions
Total capital contributions	1,035	(69)
Condor	3,586	-	Dividends received
Total other transactions	3,586	-